Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	INDIE SEMICONDUCTOR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40481
Entity Tax Identification Number	88-1735159
Entity Address, Address Line One	32 Journey
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	608-0854
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	INDI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001841925
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Form 8-K/A”) is being filed to supplement the disclosure under Item 5.02 of the Current Report on Form 8-K filed by indie Semiconductor, Inc. (the “Company”) with the Securities and Exchange Commission on June 20, 2024 (the “Original Report”). At the time of the Original Report, the Compensation Committee of the Board of Directors (the “Compensation Committee”) had not made a determination regarding any additional compensation to Raja Bal in connection with his appointment as the Company’s acting Chief Financial Officer and principal financial officer. The Company hereby amends the Original Report to include information on Mr. Bal’s compensation. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Report is amended by this Form 8-K/A.